EQUITY INCENTIVE PLAN	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
EQUITY INCENTIVE PLAN
12. EQUITY INCENTIVE PLAN
Hyperfine Inc. 2021 Equity Incentive Plan
A total of 16,013,762 shares of common stock are reserved for issuance under the Company’s 2021 Equity Incentive Plan (the “Hyperfine Plan”). The Hyperfine Plan is administered by the Company’s board of directors. The board of directors may grant restricted stock and options to purchase shares either as incentive stock options or non-qualified
stock options. The option grants are subject to certain terms and conditions, option periods and conditions, exercise rights and privileges as set forth in the Hyperfine Plan. At December 31, 2021, 8,256,741 common shares remain available for issuance under the Hyperfine Plan.
Prior to the Business Combination, Legacy Hyperfine and Liminal were distinct entities with separate equity incentive plans for their employees and nonemployees. Both plans were subsequently adopted and assumed by the Company as a consequence of the Business Combination.
Each Legacy Hyperfine option from Legacy Hyperfine’s 2014 Employee, Director and Consultant Equity Incentive Plan as amended on October 9, 2020 (the “Legacy Hyperfine Plan”) outstanding immediately prior to the Closing, whether vested or unvested, was converted into an option to purchase shares of the Company’s Class A common stock equal to the number of shares of Legacy Hyperfine common stock subject to such option multiplied by the Hyperfine Exchange Ratio of 0.3275, rounded down to the nearest whole number of shares, at an exercise price per share equal to the exercise price per share of such option immediately prior to the Closing divided by 0.3275, rounded up to the nearest whole cent.
Each Liminal option from Liminal’s 2021 Employee, Director, and Consultant Equity Incentive Plan (the “Liminal Plan”) outstanding immediately prior to the Closing, whether vested or unvested, was converted into an option to purchase shares of the Company’s Class A common stock equal to the number of shares of Liminal common stock subject to such option multiplied by the Liminal Exchange Ratio of 0.1796, rounded down to the nearest whole number of shares, at an exercise price per share equal to the exercise price per share of such option immediately prior to the Closing divided by 0.1796, rounded up to the nearest whole cent.
Each exchanged option will continue to be governed by the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding option immediately prior to the Closing. All activity was retroactively restated to reflect the exchange that occurred.
In addition, each Legacy Hyperfine restricted stock unit and each Liminal restricted stock unit outstanding immediately prior to the Effective Time was assumed by the Company and became a restricted stock unit with respect to a number of shares of the Company’s Class A common stock equal to the number of shares of Legacy Hyperfine common stock or Liminal common stock subject to such Legacy Hyperfine restricted stock unit or Liminal restricted stock unit immediately prior to the Effective Time multiplied by the Hyperfine Exchange Ratio or the Liminal Exchange Ratio, as applicable, rounded down to the nearest whole share.
Stock option activity
Each stock option grant carries varying vesting schedules whereby the options become exercisable at the participant’s sole discretion provided they are an employee, director or consultant of the Company on the applicable vesting date. Each option shall terminate not more than ten years from the date of the grant.
During the year ended December 31, 2021, the Company granted certain equity awards to the newly hired Chief Executive Officer. These awards include (1) an option award to purchase 1,899,500 shares of Class A common stock which will vest based on continued service over a four year period, (2) a separate option award to purchase 474,875 shares of Class A common stock, which will be fully vested upon the occurrence of various service, performance, and market conditions. Two additional 474,875 share option awards (949,750 options total) with terms similar to those described above will be granted pursuant to the terms of the offer letter. Certain equity awards were also granted to the Executive Chairman of the Legacy Hyperfine board of directors. The equity compensation included (1) an option award to purchase 712,312 shares of Class A common stock which will vest based on continued service, over four years, (2) two separate option awards to purchase 237,437 shares each of Class A common stock (474,874 shares in total), which will be fully vested upon the occurrence of various certain service, performance, and market conditions.
The service condition for these awards is satisfied by providing service to the Company based on the defined service period per the award agreement. The performance-based condition is satisfied upon the occurrence of a special purpose acquisition company (“SPAC”) transaction, initial public offering (“IPO”), or financing event as defined in the award agreement. The market condition is satisfied by achieving various multiples of a defined price per share. The achievement of the performance condition and the commencement of the related expense recognition event cannot occur until the event is deemed probable, which only occurs once a SPAC transaction, IPO, or financing event has occurred. The performance condition was satisfied as a result of the Business Combination and the Company recognized stock-based compensation expense of $1,772 in connection with these awards during the year ended December 31, 2021. None of the market conditions have been satisfied and as such, none of the awards are exercisable as of December 31, 2021.
In addition to the above, restricted stock units with a value of $2,500 will be granted to the Chief Executive Officer following the Business Combination and within two years of the Chief Executive Officer’s start date, subject to continued service and which will vest on a schedule to be agreed upon between the Company and the Chief Executive Officer. These restricted stock units were not yet approved by the Board of Directors and therefore had not yet been granted as of December 31, 2021.
During the year ended December 31, 2021, the Company also granted 258,833 option awards subject to certain service and performance conditions. The service condition required the participant’s continued employment with the Company through the applicable vesting date, and the performance condition required the consummation of a Sale, IPO, or SPAC transaction as defined in the option award agreement. These awards were forfeited and cancelled prior to the consummation of the Business Combination. As a Sale, IPO, or SPAC transaction did not occur prior to forfeiture, the Company did not record any stock-based compensation expense related to these option awards
.

All options granted by the Company during the years ended December 31, 2021 and 2020 were granted with exercise prices equal to the estimated fair value of the Company’s common stock at the date of grant, as determined by the Company’s board of directors.
A summary of the stock option activity under the Hyperfine Plan is presented in the table below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2021	1,903,479	$0.87	7.07	$2,073
Granted	6,771,237	3.37
Exercised	(565,533)	2.65
Forfeited	(587,047)	3.86

Outstanding at December 31, 2021	7,522,136	$3.21	8.79	$30,052

Options exercisable at December 31, 2021	2,332,624	$2.98	7.82	$9,785

Vested and expected to vest at December 31, 2021	7,117,220	$3.20	8.77	$28,445

The Company received cash proceeds from the exercise of stock options of $1,497 and $120 during the years ended December 31, 2021 and 2020, respectively. The total intrinsic value (the amount by which the stock price exceeds the exercise price of the option on the date of exercise) of the stock options exercised during the years ended December 31, 2021 and 2020, was $2,752 and $167, respectively. The weighted-average grant date fair value of options granted during the year ended December 31, 2021 and 2020, was $0.66 and $0.69, respectively.
Stock option valuation inputs
The Company utilized the Black-Scholes option pricing model for determining the estimated fair value for service awards. The Black-Scholes model requires the use of subjective assumptions which determine the fair value of stock-based awards. The assumptions used to value option grants to employees and nonemployees for the years ended December 31, 2021 and 2020 were as follows:

	2021	2020
Risk Free interest rate	0.95% - 1.13%	1.5% - 1.7%
Expected dividend yield	0%	0%
Expected term	5.40 years - 6.17 years	5.8 years - 6.0 years
Expected volatility	70%	60%
Risk free interest rate
The risk free interest rate for periods within the expected term of the awards is based on the U.S. Treasury yield curve in effect at the time of the grant.
Expected dividend yield
The Company has never declared or paid any cash dividends and does not expect to pay any cash dividends in the foreseeable future.

Expected term
For employee awards, the Company
calculates
the expected term using the “simplified” method, which is the simple average of the vesting period and the contractual term. The simplified method is applied as the Company does not have sufficient historical data to provide a reasonable basis for an estimate of the expected term. The Company calculates expected term for employee awards that take into account the effects of employee’s expected exercise and post-vesting employment termination behavior.
Expected volatility
As Legacy Hyperfine was privately held from inception through the Closing and all option grants occurred prior to the Closing Date, there was no specific historical or implied volatility information available.
Accordingly, the Company estimates the expected volatility on the historical stock volatility of a group of similar companies that are publicly traded over a period equivalent to the expected term of the stock-based awards. Point estimates of expected annual equity volatility of 70% and 60% for December 31, 2021 and 2020, respectively, were selected in the guideline companies’ historical range.
Exercise price
The exercise price is taken directly from the grant notice issued to employees and nonemployees.
The stock options granted to the Company’s employees and nonemployees for the periods presented were as follows:

	2021	2020
Stock options granted to employee	3,534,844	897,240
Stock options granted to nonemployee	3,236,393	284,816

Total stock options granted	6,771,237	1,182,056

Incentive Unit and Preferred Stock Award Activity
Incentive unit grants typically vest over a four year period provided the holder is an employee, director or consultant of the Company on the applicable vesting date. Upon termination of service, pursuant to the terms of the grant, the participant 1) immediately forfeits any unvested (but issued) incentive units and 2) the Company has the right, but not the obligation, to repurchase at the fair market value on the date of termination, any vested incentive units. The repurchase right is valid for 18 months commencing with the date of service.
On April 2, 2021, 4Bionics executed a plan of liquidation and dissolution and its ownership in Liminal was distributed to its members and to the holders of incentive units. Immediately subsequent to the dissolution, all outstanding unvested incentive unit awards under 4Bionic’s 2019 Equity Incentive Plan were replaced with preferred stock awards indexed to and settled in the preferred stock of the former 4Bionics subsidiaries Liminal, Detect, Inc. (f/k/a Homodeus Inc.), and Tesseract Health. The preferred stock awards are subject to service vesting conditions only. No incremental value was provided to participants as a result of the modification of the awards as the modification date fair value of the incentive unit awards was equal to modification date fair value of the stock underlying the restricted stock awards. Moreover, the remaining vesting period before and after modification was unchanged. No incremental compensation expense was recognized as a result of the modification.
Prior to the dissolution of 4Bionics, a portion of total 4Bionics stock-based compensation expense was allocated to Liminal based on the level of service provided by the relevant employees and nonemployees to Liminal over the term of the award. Subsequent to the dissolution of 4Bionics, the Company recognizes the stock-based compensation expense related to the replacement preferred stock awards and no allocation methodology is required. In connection with the Business Combination, all replacement preferred stock awards were accelerated to fully vest. The Company recognized stock-based compensation expense of $578 and $0 related to the incentive unit awards and replacement preferred stock awards during the years ended December 31, 2021 and December 31, 2020, respectively.
Restricted Stock Units
In December 2021, immediately following the Business Combination, the Company granted 117,516 restricted stock units (“RSUs”) to members of the Company’s Board of Directors. The RSUs vest over a three year period, contingent on the ongoing service of the Directors. The grant date fair value of the RSUs was measured using the fair value of the underlying Class A common stock, which was $9.19 per share on the grant date. The total grant date fair value of $1,080 will be recognized evenly over the three year period as the service condition is satisfied.
Earn-Out
Shares
Subject to the achievement of certain milestones, certain employees are entitled to a total of 933,933
Earn-Out
Shares. These
Earn-Out
Shares fall within the scope of ASC 718, pursuant to which such
Earn-Out
Shares are equity classified and their grant date fair value will be recognized as compensation expense over the vesting period.
Earn-out
valuation inputs
The Company utilized a Monte Carlo Simulation pricing model for determining the estimated fair value for
Earn-Out
Shares. The fair value is based on the simulated price of the Company over the maturity date of the
Earn-Out
Shares. The key assumptions used in the valuation were as follows:

2021
Stock Price	10.92
Risk Free interest rate	0.96%
Expected dividend yield	0.0%
Term (years)	3
Expected volatility	54.5%
Risk free interest rate
The risk free interest rate for periods within the expected term of the awards is based on the U.S. Treasury yield curve in effect at the time of the grant.
Expected dividend yield
The Company has never declared or paid any cash dividends and does not expect to pay any cash dividends in the foreseeable future.

Expected term
For
Earn-Out
Shares, the expected term is determined to be 3 years from the Closing as this is the period over which the market price milestone may be achieved. As there is no dependent vesting period, the shares are exercisable at the point that the market milestone is reached.
Expected volatility
As Legacy Hyperfine was privately held from inception through the Closing, there was no specific historical or implied volatility information available.
Accordingly, the Company estimates the expected volatility on the historical stock volatility of a group of similar companies that are publicly traded over a period equivalent to the expected term of the earn-out
awards. A point estimate of expected annual equity volatility of 55% for December 31, 2021 was selected in the guideline companies’ historical range.
Stock-Based Compensation Expense
The Company’s stock-based compensation expense for the periods presented was as follows:

	2021	2020
Cost of sales—Device	$12	$—
Cost of sales—Service	12	—
Research and development	1,327	864
General and administrative	5,482	231
Sales and marketing	68	22

Total stock-based compensation expense	$6,901	$1,117

Total unrecognized stock-based compensation expense as of December 31, 2021 was $13,650, which will be recognized over the remaining vesting period of 2.66 years.